UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 1999

Check here if amended [     ];	Amended Number:
This Amendment (check only one.):	[     ] is a restatement.
						[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Dietche & Field Advisers, Inc.
Address:	437 Madison Avenue
		28th Floor
		New York, NY 10022

Strategic Investment Management:

13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:		Assistant Treasurer
Phone:	(212) 207-2703

Signature				Place					Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  	 		11/8/99

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:	1

Form 13F information table entry total:	 73

Form 13F information table value total:	$237,184


List of other included managers:

No.	13F File number 		Name

1.	28-2437			Strategic Investment Management.


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Dietche & Field Advisers

FORM 13F

September 30, 1999













Voting
Authority















Title of

Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
 class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Mgrs
Sole
Shared
None
------------------------------



--------
---
----
-------

--------
--------
--------












AT&T Corp Liberty Media Group
COM
001957208
5181
138856
SH

Sole

138856


AXA Financial Inc.
COM
002451102
2716
48660
SH

Sole

48660


Acxiom Corp.
COM
005125109
2461
125200
SH

Sole

125200


Aetna Inc.
COM
008117103
2919
59265
SH

Sole

59265


Alcoa
COM
013817101
2954
47600
SH

Sole

47600


American Express
COM
025816109
2457
18200
SH

Sole

18200


Atlas Air Inc
COM
049164106
2576
117750
SH

Sole

117750


Avant! Corp
COM
053487104
2855
160000
SH

Sole

160000


Bausch & Lomb
COM
071707103
1902
28840
SH

Sole

28840


Cablevision
COM
12686C109
5347
73500
SH

Sole

73500


Cellstar Corp.
COM
150925105
1762
235000
SH

Sole

235000


Cendant Corp.
COM
151313103
3117
175615
SH

Sole

175615


CenturyTel Inc.
COM
156700106
3704
91175
SH

Sole

91175


Cheap Tickets Inc.
COM
162672109
2752
85000
SH

Sole

85000


Citadel Communications Corpora
COM
172853202
3325
97450
SH

Sole

97450


Citigroup Inc.
COM
172967101
1896
43100
SH

Sole

43100


Comdisco Inc.
COM
200336105
3602
186500
SH

Sole

186500


Concord EFS Inc.
COM
206197105
3057
148197
SH

Sole

148197


Convergys Corp.
COM
212485106
2427
122500
SH

Sole

122500


Del Monte Foods Co.
COM
24522P103
3519
249100
SH

Sole

249100


Devon Energy Corporation
COM
25179M103
3083
74400
SH

Sole

74400


Dynegy Inc.
COM
26816L102
2669
129000
SH

Sole

129000


EG & G
COM
268457108
3093
77800
SH

Sole

77800


EOG Resources Inc.
COM
26875P101
2055
96700
SH

Sole

96700


Eaton Corp.
COM
278058102
2762
32000
SH

Sole

32000


Electronic Data Systems
COM
285661104
4489
84800
SH

Sole

84800


Enron Corp
COM
293561106
2213
53900
SH

Sole

53900


Evergreen Resources Inc.
COM
299900308
2635
109500
SH

Sole

109500


Foundation Health Systems Inc.
COM
350404109
5500
582815
SH

Sole

582815


Fuller H.B. Co.
COM
359694106
2325
38200
SH

Sole

38200


Great Atlantic & Pac
COM
390064103
3456
114000
SH

Sole

114000


Heico Corp cl A
COM
422806208
2822
146600
SH

Sole

146600


Hyperion Telecommunications In
COM
44914K306
2211
89100
SH

Sole

89100


ITC DeltaCom. Inc.
COM
45031T104
1895
68900
SH

Sole

68900


Idexx Laboratories Inc.
COM
45168d104
4637
269300
SH

Sole

269300


Infinity Broadcasting
COM
45662S102
3860
131700
SH

Sole

131700


J D S Uniphase Corp.
COM
46612J101
2609
22925
SH

Sole

22925


Jefferson Smurfit Group PLC
COM
47508W107
1990
67900
SH

Sole

67900


Lehman Brothers Holdings Inc.
COM
524908100
4178
71565
SH

Sole

71565


Limited (The) Inc.
COM
532716107
3974
103900
SH

Sole

103900


MasTec Inc.
COM
576323109
6047
205425
SH

Sole

205425


Metro Goldwyn Mayer Inc.
COM
591610100
2126
121500
SH

Sole

121500


Metro One Telecommunications
COM
59163F105
2370
123500
SH

Sole

123500


Mettler Toledo International
COM
592688105
3668
123800
SH

Sole

123800


NCR Corporation
COM
62886E108
2258
68300
SH

Sole

68300


NPC Intl. Inc.
COM
629360306
2559
227500
SH

Sole

227500


Nova Corp Georgia
COM
669784100
7400
296020
SH

Sole

296020


Paradyne Networks Inc.
COM
69911G107
4539
162100
SH

Sole

162100


Pentair Inc.
COM
709631105
6078
151480
SH

Sole

151480


Pepsi Bottling Group Inc.
COM
713409100
3646
213700
SH

Sole

213700


Pitney Bowes Inc.
COM
724479100
2407
39500
SH

Sole

39500


Potomac Electric Power
Company
COM
737679100
2099
82500
SH

Sole

82500


Power-One Inc
COM
739308104
7313
286800
SH

Sole

286800


Premier Parks Inc.
COM
740540208
2682
92500
SH

Sole

92500


Qwest Communications Intl.
COM
749121109
3745
126680
SH

Sole

126680


SFX Entertainment Inc.
COM
784178105
4062
132650
SH

Sole

132650


Salem Communications
COM
794093104
2323
91100
SH

Sole

91100


Scotts Company
COM
810186106
2680
77400
SH

Sole

77400


Shaw Group Inc.
COM
820280105
1322
58900
SH

Sole

58900


Skywest
COM
830879102
3696
168500
SH

Sole

168500


Smurfit Stone Container Corp.
COM
832727101
2692
124500
SH

Sole

124500


Snyder Communications Inc.
COM
832914105
7052
464300
SH

Sole

464300


Softnet Systems Inc.
COM
833964109
3812
156400
SH

Sole

156400


St. Jude Medical Inc
COM
790849103
2312
73400
SH

Sole

73400


Symantec Corp.
COM
871503108
3162
87900
SH

Sole

87900


Taco Cabana Inc. Cl A
COM
873425102
2872
296485
SH

Sole

296485


TelCom Semiconductor Inc.
COM
87921P107
1541
120900
SH

Sole

120900


Time Warner Telecom Inc.
COM
887319101
3120
149485
SH

Sole

149485


USA Networks Inc.
COM
902984103
2484
64100
SH

Sole

64100


Univision Communications
COM
914906102
2156
26500
SH

Sole

26500


Varian Inc.
COM
922206107
3252
183200
SH

Sole

183200


Ventiv Health Inc.
COM
922793104
1237
125265
SH

Sole

125265


Viacom Inc. Cl B
COM
925524308
5484
129800
SH

Sole

129800


REPORT SUMMARY
73
DATA RCRDS
237,184

0


















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